UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21179

Name of Fund: BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 112.1%
Corporate — 1.9%
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	$1,660	$1,864,429
County/City/Special District/School District — 16.8%
City of New York, New York, GO:
5.00%, 4/01/28	1,000	1,173,840
Series A-1, 5.00%, 8/01/35	200	226,190
Erie County Industrial Development Agency, RB:
5.25%, 5/01/31	200	229,742
City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/25	1,000	1,166,080
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,151,330
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/31	500	570,865
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.59%, 3/01/39 (a)	1,000	263,120
Queens Baseball Stadium, (AGC), 6.38%, 1/01/39	150	169,878
Yankee Stadium, (NPFGC), 4.75%, 3/01/46	800	799,944
New York City Transitional Finance Authority, RB, Series S-2 (AGM), 5.00%, 1/15/37	850	909,942
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	5,175	5,377,653
4.75%, 11/15/45	500	509,715
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project:
5.00%, 11/15/31	1,000	1,119,850
5.75%, 11/15/51	670	770,654
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	1,000	1,091,030
Tompkins County Industrial Development Agency, RB, Civic Facility Cornell University, Series 2008A, 5.00%, 7/01/37	1,000	1,130,330
		16,660,163
Education — 30.5%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	1,175	1,279,963

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Herkimer County Industrial Development Agency New York, RB, College Foundation, Inc. Student Housing Project, 6.25%, 8/01/34	$1,000	$1,012,440
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	1,000	1,070,340
New York City Industrial Development Agency, RB, Lycee Francais de New York Project, Series A (ACA), 5.38%, 6/01/23	2,195	2,242,917
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,154,290
New York City Trust for Cultural Resources, Refunding RB, Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	779,751
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	661,980
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B (Syncora), 5.13%, 7/01/30	4,000	4,156,080
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	352,566
FIT Student Housing Corp. (NPFGC), 5.13%, 7/01/14 (b)	2,500	2,750,325
Fordham University, Series A, 5.00%, 7/01/28	500	568,330
The New School (AGM), 5.50%, 7/01/43	350	392,619
New York University, Series B, 5.00%, 7/01/37	500	568,255
New York University, Series C, 5.00%, 7/01/38	1,000	1,087,230
Saint Joachim & Anne Residence, 5.25%, 7/01/27	3,000	3,000,000
New York State Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	250	281,633
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	2,400	2,533,056
New York University, Series A, 5.00%, 7/01/37	745	846,700
Rochester Institute of Technology, 5.00%, 7/01/40	550	603,168
Rockefeller University, Series B, 4.00%, 7/01/38	830	871,467
Skidmore College, Series A, 5.00%, 7/01/27	135	154,707

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
Schenectady County Capital Resource Corp, Refunding RB, 5.00%, 7/01/32	$940	$1,075,228
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	250	286,988
Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/44	2,500	2,573,625
		30,303,658
Health — 17.2%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	500	562,860
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	325	368,960
New York State Dormitory Authority, MRB:
Hospital, Lutheran Medical (NPFGC), 5.00%, 8/01/31	4,500	4,542,975
St. Barnabas, Series A (FHA), 5.00%, 2/01/31	3,000	3,017,970
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	1,250	1,345,862
North Shore - Long Island Jewish Health System, Series A, 5.50%, 5/01/37	350	392,434
NYU Hospital Center, Series A, 6.00%, 7/01/40	250	288,903
New York State Dormitory Authority, Refunding RB:
5.00%, 7/01/31	525	601,010
North Shore - Long Island Jewish Health System, Series A, 5.00%, 5/01/32	750	827,047
North Shore - Long Island Jewish Health System, Series A, 5.25%, 5/01/34	1,840	2,062,290
NYU Hospital Center, Series A, 5.00%, 7/01/36	500	523,950
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	500	527,050
Winthrop University Hospital Association, Series A (AMBAC), 5.25%, 7/01/31	2,000	2,001,640
		17,062,951
State — 9.7%
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	600	713,616

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
New York State Dormitory Authority, ERB (concluded):
Series C, 5.00%, 12/15/31	$1,500	$1,699,185
New York State Dormitory Authority, RB:
Mental Health Services Facilities Improvement, Series A (AGM), 5.00%, 2/15/22	1,000	1,157,660
School Districts Financing Program, Series D (NPFGC), 5.00%, 10/01/30	3,000	3,040,500
New York State Dormitory Authority, Refunding RB, Third General Resolution, State University Educational Facilities Issue, 5.00%, 5/15/30	1,500	1,746,690
New York State Urban Development Corp., RB, State Personal Income Tax, Series A, 3.50%, 3/15/28	1,250	1,288,162
		9,645,813
Transportation — 26.4%
Hudson New York Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	1,250	1,314,562
Series A (AGM), 5.00%, 2/15/47	750	788,738
Series A (NPFGC), 4.50%, 2/15/47	1,250	1,262,975
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	750	960,758
Transportation, Series A, 5.00%, 11/15/27	575	663,429
Transportation, Series D, 5.25%, 11/15/41	1,750	1,970,675
Metropolitan Transportation Authority, Refunding RB:
Series A (AGM), 5.00%, 11/15/30	3,000	3,049,980
Series A (AMBAC), 5.00%, 7/01/30	2,600	2,608,086
Series B, 5.00%, 11/15/34	540	602,116
New York State Thruway Authority, Refunding RB, Series H (AGM), 5.00%, 1/01/37	4,000	4,312,320
Triborough Bridge & Tunnel Authority, Refunding RB:
(NPFGC), 5.00%, 11/15/32	7,400	7,521,508
Series C, 5.00%, 11/15/38	1,000	1,123,580
		26,178,727
Utilities — 9.6%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,142,930
Long Island Power Authority, RB:
General, Series A (AGM), 5.00%, 5/01/36	500	551,365

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
Long Island Power Authority, RB (concluded):
General, Series C (CIFG), 5.25%, 9/01/29	$1,000	$1,187,800
Long Island Power Authority, Refunding RB (AGC):
General, Series A, 6.00%, 5/01/33	2,000	2,381,840
Series A, 5.75%, 4/01/39	1,690	1,953,674
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 6/15/32	1,100	1,220,032
New York State Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,141,470
		9,579,111
Total Municipal Bonds in New York		111,294,852

Puerto Rico — 10.1%
State — 4.0%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	1,000	1,120,180
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	500	561,245
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	1,000	1,109,360
(AGM), 5.00%, 8/01/40	500	531,010
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (a):
5.75%, 8/01/41	1,500	296,940
5.96%, 8/01/43	2,000	350,240
		3,968,975
Transportation — 3.6%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,402,900
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/29	1,000	1,187,080
		3,589,980
Utilities — 2.5%
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC):
5.25%, 7/01/29	250	278,198

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Utilities (concluded)
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC) (concluded):
5.25%, 7/01/30	$2,000	$2,213,060
		2,491,258
Total Municipal Bonds in Puerto Rico		10,050,213

Total Municipal Bonds – 122.2%		121,345,065

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
New York — 35.2%
County/City/Special District/School District — 20.0%
City of New York New York, GO, Sub- Series C-3 (AGC), 5.75%, 8/15/28	1,000	1,181,850
New York City Transitional Finance Authority, RB, Future Tax Second SubSeries D1, 5.00%, 11/01/38	2,475	2,798,136
New York Liberty Development Corp., RB, 5.25%, 12/15/43	3,495	3,975,178
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project:
4.00%, 9/15/35	3,000	3,044,610
5.00%, 9/15/40	2,085	2,353,277
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.00%, 10/15/32	5,997	6,521,240
		19,874,291
Education — 5.0%
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/35	1,999	2,260,581
New York State Dormitory Authority, RB, New York University, Series A (AMBAC), 5.00%, 7/01/37	2,499	2,685,221
		4,945,802
Transportation — 2.1%
Hudson New York Yards Infrastructure Corp., RB, 5.75%, 2/15/47	1,800	2,072,215
Utilities — 8.1%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	495	597,375
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2012, Series BB, 5.00%, 6/15/44	2,011	2,246,469
Second General Resolution, Series HH, 5.00%, 6/15/32	2,249	2,590,999
Series FF-2, 5.50%, 6/15/40	405	466,480

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
New York (concluded)
Utilities (concluded)
Suffolk County Water Authority, Refunding RB, New York Water System, 3.00%, 6/01/25	$2,041	$2,097,325
		7,998,648
Total Municipal Bonds in New York		34,890,956

Puerto Rico — 1.1%
State — 1.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Refunding RB, Series C, 5.25%, 8/01/40	1,010	1,117,464
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 36.3%		36,008,420
Total Long-Term Investments (Cost – $146,854,221) – 158.5%		157,353,485

Short-Term Securities
New York — 0.1%
City of New York, New York, GO, Refunding, VRDN, Sub-Series H-3 (AGM, State Street Bank & Co. SBPA), 0.25%, 6/01/12 (d)	50	50,000

	Shares
Money Market Funds — 0.1%
BIF New York Municipal Money Fund, 0.00% (e)(f)	143,513	143,513
Total Short-Term Securities (Cost – $193,513) – 0.2%		193,513
Total Investments (Cost - $147,047,734*) – 158.7%		157,546,998
Other Assets Less Liabilities – 2.6%		2,588,257
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (20.5)%		(20,331,310)
VRDP Shares, at Liquidation Value – (40.8)%		(40,500,000)

Net Assets Applicable to Common Shares – 100.0%		$99,303,945

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$127,958,085
Gross unrealized appreciation	$10,499,290
Gross unrealized depreciation	(1,230,739)
Net unrealized appreciation	$9,268,551

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BIF New York Municipal Money Fund	3,251,673	(3,108,160)	143,513	$12

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
Syncora	Syncora Guarantee
VRDN	Variable Rate Demand Notes

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2012	4

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
29	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$3,884,188	$(34,039)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$157,353,485	—	$157,353,485
Short-Term Securities	$143,513	50,000	—	193,513
Total	$143,513	$157,403,485	—	$157,546,998

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(34,039)	—	—	$(34,039)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$77,000	—	—	$77,000
Liabilities:
TOB trust certificates	—	$(20,320,362)	—	(20,320,362)
VRDP shares	—	(40,500,000)	—	(40,500,000)
Total	$77,000	$(60,820,362)	—	$(60,743,362)

There were no transfers between levels during the period ended May 31, 2012.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

Date: July 25, 2012